UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22912

BNY Mellon Investment Funds II, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2022

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Alternative Diversifier Strategies Fund

SEMI-ANNUAL REPORT April 30, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2021, through April 30, 2022, as provided by Jeffrey M. Mortimer, CFA, Portfolio Manager

Effective June 15, 2022, Jeffrey Mortimer no longer serves as a portfolio manager of the fund and Anthony Mastrocola serves as the fund’s primary portfolio manager responsible for investment allocation decisions.

Market and Fund Performance Overview

For the six-month period ended April 30, 2022, BNY Mellon Alternative Diversifier Strategies Fund’s (the “fund”) Class A shares produced a total return of −2.14%, Class C shares returned −2.50%, Class I shares returned −2.02% and Class Y shares returned −2.02%.1 In comparison, the S&P 500® Index (the “Index”) returned −9.64% for the same period, and the Lipper Alternative Multi-Strategy Funds Index (the “Lipper Index”) produced a total return of −1.85% for the period.2

Alternative asset classes generally produced negative returns over the reporting period as investors became concerned about inflation, rising interest rates and geopolitical events. The fund outperformed the Index but lagged the Lipper Index. Underperformance, as compared to the Lipper Index, was due primarily to returns in the absolute return and options categories.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets across non-traditional or “alternative” asset classes and investment strategies. The fund is designed to complement and diversify traditional stock and bond portfolios. The fund normally allocates its assets among other investment companies (the underlying funds) that employ alternative investment strategies. The fund seeks to achieve its investment objective by allocating its assets among asset classes and investment strategies that typically have had a low correlation to each other and to traditional equity and fixed-income asset classes. The fund currently intends to allocate its assets among underlying funds that employ the following alternative investment strategies: long/short strategies, absolute return hedge strategies, real estate-related strategies, commodities strategies and global macro strategies.

As of April 30, 2022, the fund held positions in seven underlying funds: 361 Global Long/Short Equity Fund, DFA Commodity Strategy Portfolio, Boston Partners Long/Short Research Fund, BNY Mellon Global Real Estate Securities Fund, BNY Mellon Global Real Return Fund, the Gateway Fund and Neuberger Berman Long Short Fund.

Inflation, Rising Rates and Geopolitical Concerns Weigh on Markets

Stocks lost ground during the period due to concerns about inflation, rising interest rates and geopolitical events. While the waning of the pandemic and reopening of global economies supported markets early in the reporting period, supply-chain problems hindered sales in some industries. These bottlenecks, combined with loose monetary policy and massive government spending, caused inflation to rise to multi-decade highs in the U.S.

The Federal Reserve (the “Fed”) initially called pricing pressures “transitory” but acknowledged late in the period that pricing pressures were more permanent. Officials signaled that in addition to tapering bond purchases late in 2021, they were likely to hike interest rates in 2022.

While growth stocks dominated the market earlier in 2021, value stocks gained favor at times during the period. When concerns about the economy rose, the market favored growth stocks, but when positive news on the pandemic emerged, value and more cyclically oriented stocks benefited.

Late in the reporting period, markets experienced increased volatility. While the economy continued to show strength, especially in the labor market, higher-than-expected inflation weighed on returns, and rising Treasury yields led to depressed stock valuations, especially among high-growth companies. In addition, geopolitical risks also came to the fore as the conflict in Ukraine intensified.

Two Categories Drove Returns

The fund’s underperformance versus the Lipper Index was driven primarily by unfavorable returns in absolute return and options categories. In the absolute return category, the primary detractor was the BNY Mellon Global Real Return Fund, while in the options category, an overweight allocation was the primary hindrance. In the long/short equity category, the Neuberger Berman Long Short Fund also detracted.

2

On a more positive note, the fund was aided primarily by an overweight allocation in the commodities category. An overweight allocation in the absolute return category also added to relative returns. In the long/short category, an overweight allocation was beneficial, and the Boston Partners Long/Short Research Fund also made a positive contribution. The 361 Global Long/Short Equity Fund was also beneficial.

Positioned for Inflation and Volatility

The fund continues to be well-positioned to provide diversification to investors’ overall portfolios by holding lower correlated strategies. In addition, exposure to real estate and commodities might also continue to provide some protection against higher inflation, as these asset classes have historically tended to perform relatively well during periods of rising inflation. We will also be closely monitoring the performance of our long-short and absolute return strategies, as these managers have the ability to potentially add value in these volatile markets.

May 16, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by BNY Mellon Investment Adviser, Inc. in effect until March 1, 2023, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

²  Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. The Lipper Alternative Multi-Strategy Funds Index consists of funds that, by prospectus language, seek total returns through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bonds are subject generally to interest-rate, credit, liquidity, call, sector and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security, sold short, at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets. The use of leverage may magnify the fund’s gains or losses.

Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. Prices of commodities and related contracts may fluctuate significantly over short periods due to a variety of factors.

Investing in real estate securities is similar to direct investments in real estate, including falling property values due to increasing vacancies or declining rents resulting from economic, legal, political or technological developments, lack of liquidity, limited diversification and sensitivity to certain economic factors such as interest rate changes and market recessions.

The underlying funds’ underlying strategies may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The ability of the fund to achieve its investment goal depends, in part, on the ability of BNY Mellon Investment Adviser, Inc. to allocate effectively the fund’s assets among the investment strategies and the underlying funds.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Alternative Diversifier Strategies Fund from November 1, 2021 to April 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.92	$7.59	$2.36	$2.01
Ending value (after expenses)	$978.60	$975.00	$979.80	$979.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.01	$7.75	$2.41	$2.06
Ending value (after expenses)	$1,020.83	$1,017.11	$1,022.41	$1,022.76
†

Expenses are equal to the fund’s annualized expense ratio of .80% for Class A, 1.55% for Class C, .48% for Class I and .41% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

April 30, 2022 (Unaudited)

Description	Shares		Value ($)
Investment Companies - 99.0%
Alternative Investments - 25.6%
DFA Commodity Strategy Portfolio	1,557,555		9,392,055
Gateway Fund, CI. Y	592,037		22,171,783
			31,563,838
Domestic Equity - 31.0%
Boston Partners Long/Short Research Fund, Institutional Class	1,216,550	[a]	19,768,940
Neuberger Berman Long Short Fund, Institutional Class	1,088,840	[a]	18,455,837
			38,224,777
Foreign Balanced - 22.2%
BNY Mellon Global Real Return Fund, CI. Y	1,673,593	[b]	27,413,457
Foreign Equity - 20.2%
361 Global Long/Short Equity Fund, CI. Y	978,058	[a]	11,824,716
BNY Mellon Global Real Estate Securities Fund, CI. Y	1,383,286	[b]	13,072,053
			24,896,769
Total Investments (cost $107,176,226)	99.0%		122,098,841
Cash and Receivables (Net)	1.0%		1,221,385
Net Assets	100.0%		123,320,226

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	99.0
99.0

† Based on net assets.

See notes to financial statements.

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Affiliated Issuers
Description	Value ($) 10/31/2021	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Foreign Balanced - 22.2%
BNY Mellon Global Real Return Fund, CI. Y - 22.2%	42,124,753	784,755	(12,933,821)	1,200,150
Foreign Equity - 10.6%
BNY Mellon Global Real Estate Securities Fund, CI. Y - 10.6%	29,437,195	1,077,479	(15,911,193)	3,482,968
Total - 32.8%	71,561,948	1,862,234	(28,845,014)	4,683,118

Description	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 4/30/2022	Dividends/ Distributions ($)
Foreign Balanced - 22.2%
BNY Mellon Global Real Return Fund, CI. Y - 22.2%	(3,762,380)	27,413,457	575,338
Foreign Equity - 10.6%
BNY Mellon Global Real Estate Securities Fund, CI. Y - 10.6%	(5,014,396)	13,072,053	1,077,479
Total - 32.8%	(8,776,776)	40,485,510	1,652,817

† Includes reinvested dividends/distributions.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	72,214,643	81,613,331
Affiliated issuers	34,961,583	40,485,510
Cash		1,190,588
Receivable for shares of Common Stock subscribed		53,107
Interest receivable		23,024
Prepaid expenses		46,019
		123,411,579
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		33,547
Payable for shares of Common Stock redeemed		13,020
Directors’ fees and expenses payable		1,335
Other accrued expenses		43,451
		91,353
Net Assets ($)		123,320,226
Composition of Net Assets ($):
Paid-in capital		93,712,895
Total distributable earnings (loss)		29,607,331
Net Assets ($)		123,320,226

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	100,752	26,900	3,027,045	120,165,529
Shares Outstanding	7,324	2,000	220,443	8,705,301
Net Asset Value Per Share ($)	13.76	13.45	13.73	13.80

See notes to financial statements.

7

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,348,729
Affiliated issuers	998,774
Interest	23
Total Income	3,347,526
Expenses:
Management fee—Note 3(a)	168,413
Professional fees	46,868
Registration fees	34,423
Chief Compliance Officer fees—Note 3(c)	8,167
Directors’ fees and expenses—Note 3(d)	5,460
Prospectus and shareholders’ reports	5,369
Custodian fees—Note 3(c)	1,571
Shareholder servicing costs—Note 3(c)	1,452
Loan commitment fees—Note 2	874
Distribution fees—Note 3(b)	103
Miscellaneous	7,968
Total Expenses	280,668
Less—reduction in expenses due to undertaking—Note 3(a)	(123)
Net Expenses	280,545
Net Investment Income	3,066,981
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	12,846,062
Affiliated issuers	4,683,118
Capital gain distributions on unaffiliated issuers	2,680,888
Capital gain distributions from affiliated issuers	654,043
Net Realized Gain (Loss)	20,864,111
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(16,875,155)
Affiliated issuers	(8,776,776)
Net Change in Unrealized Appreciation (Depreciation)	(25,651,931)
Net Realized and Unrealized Gain (Loss) on Investments	(4,787,820)
Net (Decrease) in Net Assets Resulting from Operations	(1,720,839)

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations ($):
Net investment income	3,066,981	1,316,021
Net realized gain (loss) on investments	20,864,111	1,682,062
Net change in unrealized appreciation (depreciation) on investments	(25,651,931)	47,037,864
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,720,839)	50,035,947
Distributions ($):
Distributions to shareholders:
Class A	(2,050)	(249)
Class C	(476)	(150)
Class I	(74,582)	(12,744)
Class Y	(3,613,979)	(2,899,504)
Total Distributions	(3,691,087)	(2,912,647)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	43,578	36,975
Class I	1,474,714	2,947,842
Class Y	7,385,758	11,418,107
Distributions reinvested:
Class A	1,342	98
Class I	62,005	10,549
Class Y	637,386	1,175,911
Cost of shares redeemed:
Class A	(23,634)	(2,000)
Class C	-	(2,393)
Class I	(997,712)	(1,732,372)
Class Y	(155,265,641)	(98,926,856)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(146,682,204)	(85,074,139)
Total Increase (Decrease) in Net Assets	(152,094,130)	(37,950,839)
Net Assets ($):
Beginning of Period	275,414,356	313,365,195
End of Period	123,320,226	275,414,356

9

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Capital Share Transactions (Shares):
Class A
Shares sold	3,082	2,653
Shares issued for distributions reinvested	94	7
Shares redeemed	(1,669)	(142)
Net Increase (Decrease) in Shares Outstanding	1,507	2,518
Class C
Shares redeemed	-	(190)
Net Increase (Decrease) in Shares Outstanding	-	(190)
Class Ia
Shares sold	103,751	218,653
Shares issued for distributions reinvested	4,361	814
Shares redeemed	(70,038)	(128,356)
Net Increase (Decrease) in Shares Outstanding	38,074	91,111
Class Ya
Shares sold	523,966	828,497
Shares issued for distributions reinvested	44,604	90,315
Shares redeemed	(10,694,628)	(7,472,894)
Net Increase (Decrease) in Shares Outstanding	(10,126,058)	(6,554,082)

[a]

During the period ended April 30, 2022, 81,024 Class Y shares representing $1,158,927 were exchanged for 81,443 Class I shares and during the period ended October 31, 2021, 190,780 Class Y shares representing $2,575,533 were exchanged for 191,808 Class I shares

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2022	Year Ended October 31,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	14.41	12.24	12.84	12.24	12.65	12.23
Investment Operations:
Net investment income (loss)[a]	.22	(.02)	.10	.08	(.03)	.01
Net realized and unrealized gain (loss) on investments	(.52)	2.27	(.44)	.60	(.33)	.42
Total from Investment Operations	(.30)	2.25	(.34)	.68	(.36)	.43
Distributions:
Dividends from net investment income	(.25)	–	(.14)	(.02)	(.05)	(.01)
Dividends from net realized gain on investments	(.10)	(.08)	(.12)	(.06)	–	–
Total Distributions	(.35)	(.08)	(.26)	(.08)	(.05)	(.01)
Net asset value, end of period	13.76	14.41	12.24	12.84	12.24	12.65
Total Return (%)[b]	(2.14)[c]	18.41	(2.75)	5.57	(2.89)	3.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.98[e]	.89	.95	.97	.86	.82
Ratio of net expenses to average net assets[d]	.80[e]	.80	.80	.80	.80	.75
Ratio of net investment income (loss) to average net assets[d]	3.03[e]	(.15)	.84	.67	(.24)	.07
Portfolio Turnover Rate	7.12[c]	24.08	5.23	51.61	19.18	16.45
Net Assets, end of period ($ x 1,000)	101	84	40	42	59	61

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amounts do not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2022	Year Ended October 31,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	14.03	12.01	12.59	12.08	12.57	12.22
Investment Operations:
Net investment income (loss)[a]	.23	(.10)	.01	(.03)	(.12)	(.08)
Net realized and unrealized gain (loss) on investments	(.58)	2.20	(.45)	.61	(.37)	.43
Total from Investment Operations	(.35)	2.10	(.44)	.58	(.49)	.35
Distributions:
Dividends from net investment income	(.13)	–	(.02)	(.01)	–	–
Dividends from net realized gain on investments	(.10)	(.08)	(.12)	(.06)	–	–
Total Distributions	(.23)	(.08)	(.14)	(.07)	–	–
Net asset value, end of period	13.45	14.03	12.01	12.59	12.08	12.57
Total Return (%)[b]	(2.50)[c]	17.51	(3.51)	4.85	(3.90)	2.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.77[e]	1.77	1.76	1.69	1.59	1.41
Ratio of net expenses to average net assets[d]	1.55[e]	1.55	1.55	1.55	1.55	1.41
Ratio of net investment income (loss) to average net assets[d]	3.36[e]	(.78)	.10	(.21)	(.99)	(.63)
Portfolio Turnover Rate	7.12[c]	24.08	5.23	51.61	19.18	16.45
Net Assets, end of period ($ x 1,000)	27	28	26	28	26	27

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amounts do not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

12

	Six Months Ended
	April 30, 2022	Year Ended October 31,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	14.40	12.23	12.84	12.27	12.69	12.27
Investment Operations:
Net investment income[a]	.29	.02	.17	.14	.01	.05
Net realized and unrealized gain (loss) on investments	(.57)	2.28	(.48)	.59	(.34)	.43
Total from Investment Operations	(.28)	2.30	(.31)	.73	(.33)	.48
Distributions:
Dividends from net investment income	(.29)	(.05)	(.18)	(.10)	(.09)	(.06)
Dividends from net realized gain on investments	(.10)	(.08)	(.12)	(.06)	–	–
Total Distributions	(.39)	(.13)	(.30)	(.16)	(.09)	(.06)
Net asset value, end of period	13.73	14.40	12.23	12.84	12.27	12.69
Total Return (%)	(2.02)[b]	18.87	(2.47)	6.05	(2.60)	3.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.48[d]	.41	.43	.42	.38	.35
Ratio of net expenses to average net assets[c]	.48[d]	.41	.43	.42	.38	.35
Ratio of net investment income to average net assets[c]	4.18[d]	.17	1.38	1.11	.08	.43
Portfolio Turnover Rate	7.12[b]	24.08	5.23	51.61	19.18	16.45
Net Assets, end of period ($ x 1,000)	3,027	2,626	1,116	1,206	1,446	1,780

a Based on average shares outstanding.

b Not annualized.

c Amounts do not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2022		Year Ended October 31,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	14.48	12.30	12.90	12.33	12.74	12.32
Investment Operations:
Net investment income[a]	.29	.06	.18	.12	.03	.06
Net realized and unrealized gain (loss) on investments	(.57)	2.26	(.47)	.62	(.34)	.43
Total from Investment Operations	(.28)	2.32	(.29)	.74	(.31)	.49
Distributions:
Dividends from net investment income	(.30)	(.06)	(.19)	(.11)	(.10)	(.07)
Dividends from net realized gain on investments	(.10)	(.08)	(.12)	(.06)	–	–
Total Distributions	(.40)	(.14)	(.31)	(.17)	(.10)	(.07)
Net asset value, end of period	13.80	14.48	12.30	12.90	12.33	12.74
Total Return (%)	(2.02)[b]	18.96	(2.29)	6.11	(2.43)	4.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.41[d]	.33	.32	.30	.30	.29
Ratio of net expenses to average net assets[c]	.41[d]	.33	.32	.30	.30	.29
Ratio of net investment income to average net assets[c]	4.56[d]	.47	1.45	.98	.27	.52
Portfolio Turnover Rate	7.12[b]	24.08	5.23	51.61	19.18	16.45
Net Assets, end of period ($ x 1,000)	120,166	272,676	312,183	426,278	446,522	475,659

a Based on average shares outstanding.

b Not annualized.

c Amounts do not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Alternative Diversifier Strategies Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of April 30, 2022, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 2,000 Class A shares and 2,000 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

16

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	122,098,841	-	-	122,098,841

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax

18

expense in the Statement of Operations. During the period ended April 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2021 was as follows: ordinary income $1,311,773 and long-term capital gains $1,600,874. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the fund has agreed to pay a management fee at the annual rate of 1.35% applied to the portion of the fund’s average daily net assets allocated to direct investments in securities and .25% applied to that portion of the fund’s average daily net assets allocated to investments in other investment companies (underlying funds) and money market instruments (including cash and equivalents). The Adviser has contractually agreed, from November 1, 2021 through March 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses) exceed .55% of the value of the fund’s average daily net assets. On or after March 1, 2023, the Adviser may terminate this expense limitation at any time. Because “acquired fund fees and expenses” are incurred indirectly by the fund as a result of its investments in underlying funds, such fees and expenses are not included in the expense limitations. The reduction in expenses, pursuant to the undertaking, amounted to $123 during the period ended April 30, 2022.

During the period ended April 30, 2022, the Distributor retained $72 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2022, Class C shares were charged $103 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2022, Class A and Class C shares were charged $132 and $34, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

20

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2022, the fund was charged $908 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2022, the fund was charged $1,571 pursuant to the custody agreement.

During the period ended April 30, 2022, the fund was charged $8,167 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $26,061, Distribution Plan fees of $17, Shareholder Services Plan fees of $30, Custodian fees of $1,400, Chief Compliance Officer fees of $5,868 and Transfer Agent fees of $201, which are offset against an expense reimbursement currently in effect in the amount of $30.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2022, amounted to $10,625,060 and $153,331,482, respectively.

At April 30, 2022, accumulated net unrealized appreciation on investments was $14,922,615, consisting of all gross unrealized appreciation.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2-3, 2022, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of alternative multi-strategy funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional alternative multi-strategy funds (the “Performance Universe”), all for various periods ended December 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional alternative multi-strategy funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial

23

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and the Performance Universe medians and ranked in the first quartile for all periods. It was noted that there were only two or four other funds in the Performance Group, depending on the period. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in five of the seven calendar years shown. The Board noted that the fund had a four star rating for all periods and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board noted that the fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Adviser or its affiliates. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses, including underlying fund (acquired funds) fees and expenses, were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 1, 2023, to waive receipt of its fee and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .55% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or

24

other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

25

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the fee charged by the Adviser under the Agreement was for services in addition to, and not duplicative of, services provided under the advisory contracts of the underlying funds in which the fund invested.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

26

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Alternative Diversifier Strategies Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DRNAX Class C: DRNCX Class I: DRNIX Class Y: DRYNX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6253SA0422

BNY Mellon Global Emerging Markets Fund

SEMI-ANNUAL REPORT April 30, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

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DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2021, through April 30, 2022, as provided by portfolio managers Paul Birchenough and Ian Smith of Newton Investment Management Limited, sub-adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2022, the BNY Mellon Global Emerging Markets Fund’s (the “fund”) Class A shares produced a total return of −25.34%, Class C shares returned −25.58%, Class I shares returned −25.23% and Class Y shares returned −25.21.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), produced a total return of −14.15% for the same period.2

Emerging markets lost ground during the reporting period under pressure from slowing Chinese economic growth, increasing inflation and uncertainties related to Russia’s invasion of Ukraine. The fund underperformed the Index largely due to the fund’s bias in favor of growth at a time when markets favored value-oriented stocks over their growth-oriented counterparts.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging-markets countries. The portfolio managers employ a fundamental, bottom-up investment process that emphasizes quality, return on capital employed and governance. The process of identifying investment ideas begins by identifying a core list of investment themes. These themes are based primarily on observable, global economic, industrial or social trends that the portfolio managers believe will positively affect certain sectors or industries and cause stocks within these sectors or industries to outperform others. The portfolio managers then identify specific companies, using investment themes to help focus on areas where thematic and strategic research indicates positive returns are likely to be achieved.

Markets Favor Value Over Growth as Russia Invades Ukraine, and Inflation Rises

While Russia’s invasion of Ukraine was the defining geopolitical and economic event contributing to equity market weakness during the period, by the time the invasion took place in February 2022, equity indices had already come under considerable pressure. The proximate cause was the U.S. Federal Reserve (the “Fed”) turning more hawkish, and the growing expectations that it was poised to hike rates more aggressively than previously expected, potentially complemented with quantitative tightening. The U.S. dollar strengthened as Treasury yields rose, with emerging-market currencies starting to feel the pressure from rising inflation and a more hawkish Fed. Weakness in China further undermined equities, particularly in emerging markets, where China is the largest player. Chinese economic data pointed to slower momentum over the period, with subdued consumer spending adding to pressure from the country’s struggling property sector, which accounts for more than a quarter of gross domestic product. Supply-chain disruptions leading to bottlenecks in certain industries, markedly higher energy prices and tighter restrictions owing to COVID-19 were also key contributors to the weaker data.

These forces drove a major rotation in the market from so-called “growth” to “value” stocks. Stocks in energy producers outside of Russia surged along with oil and gas prices, while sectors seen as “defensive,” such as utilities and consumer staples, proved relatively resilient. However, growth-oriented shares suffered as political instability and the threat of rising interest rates caused investors to question the relative value of future earnings.

The Fund’s Bias Toward Growth Detracts

The market’s shift from favoring growth-oriented shares to favoring value-oriented shares raised significant headwinds for the fund, which maintains a bias towards stocks with higher growth rates and returns on equity than the Index. From a sector perspective, the fund’s underweight exposure to banks (particularly banks with low returns on assets that are operating in mature banking systems) meant that the financials sector was a material area of relative weakness. In the prevailing environment of uncertainty, some of the fund’s holdings in the industrial, information technology and communication services sectors declined, further contributing to underperformance. Regarding country exposure, the fund’s overweight position in India was a significant detractor from relative returns, owing largely to the country’s sensitivity to the price of oil, which hit multi-year highs. Among individual holdings, after Russia invaded Ukraine, trading was halted in the fund’s sole Russian-listed position, online recruitment platform HeadHunter Group, before it was written down to zero. Another notably weak holding, U.S.-based software engineering firm EPAM Systems, declined in the market rotation in January 2022, and was further affected by the majority of its employees being based in Russia, Ukraine and Belarus.

On the positive side, the fund’s zero exposure to Russian oil and gas companies meant the energy sector was a positive contributor to relative performance. Underweight exposure to the health care sector was also a positive. On a country basis, the fund’s low exposure to Russia compared to the Index bolstered relative performance most, owing to the aforementioned zero exposure to Russian oil and gas companies as well as lack of exposure to other Index components, such as financial firm Sberbank and internet company Yandex. Top-performing individual holdings included industrial electronic equipment producer WEG and stock-exchange operator B3-Brasil Bolsa Balcao, both of which were lifted in a Brazilian market buoyed by positive economic data and record-high foreign flows.

Remaining Focused on the Long Term

Over the shorter term, we believe asset prices are likely to continue to be influenced by the inflationary forces we see in the United States, along with the response of the Fed. Other variables will probably play their part in determining the trajectory of emerging-markets equities in the months ahead, including news flow relating to the Ukraine conflict, commodity prices, the strength of the U.S. dollar and news from China, especially in relation to COVID-19 lockdowns and macro-financial conditions. Emerging-market equities currently trade at an unusually high discount to developed markets, providing a conducive backdrop if these shorter-term variables prove favorable.

We are more comfortable highlighting the longer-term opportunities in emerging markets. These are based on relatively high levels of income growth, rapid increases in product

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

penetration and scope for industry consolidation. We believe that there are unique opportunities for emerging-market companies that are well-exposed to reliable, secular-growth trends, and that can exploit these opportunities better than their peers by virtue of their differentiated customer offering and superior execution. Accordingly, emerging-market investors who can identify the best-positioned growth themes and companies should be well rewarded over the long term.

As of April 30, 2022, on a country basis, the fund holds its most overweight position in India, which we believe offers many of the most attractive, bottom-up investment opportunities in emerging markets over five years and beyond. The fund also holds overweight exposure to China/Hong Kong, with a focus on businesses poised to benefit from China’s efforts to become economically self-sufficient, or even assume leadership in certain strategic and value-added industries. On a sector basis, the fund holds its most overweight exposures in consumer staples and information technology, where we find a relatively large number of businesses with attractive, long-term growth opportunities and high returns on capital.

May 16, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 1, 2023, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI Emerging Markets Index is a free, float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-markets countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-markets countries than with more economically and politically established foreign countries.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Global Emerging Markets Fund from November 1, 2021 to April 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.41	$8.65	$4.33	$3.94
Ending value (after expenses)	$746.60	$744.20	$747.70	$747.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.26	$9.99	$5.01	$4.56
Ending value (after expenses)	$1,018.60	$1,014.88	$1,019.84	$1,020.28
†

Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and .91% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.9%
Argentina - 1.4%
MercadoLibre	6,177	[a]	6,014,113
Brazil - 3.9%
B3 - Brasil Bolsa Balcao	3,281,701		8,828,290
WEG	1,275,667		7,818,184
			16,646,474
China - 34.0%
Alibaba Group Holding	827,464	[a]	10,113,100
BY-HEALTH, Cl. A	3,622,100		10,951,942
Flat Glass Group, Cl. H	522,000	[a,b]	1,872,699
Foshan Haitian Flavouring & Food, Cl. A	792,550		9,754,655
Kingdee International Software Group	1,690,000	[a]	3,440,816
LONGi Green Energy Technology, CI. A	1,049,055	[a]	10,616,679
Meituan, Cl. B	222,658	[a,c]	4,779,128
NARI Technology, Cl. A	2,380,957	[a]	11,446,314
Pharmaron Beijing, Cl. H	801,800	[c]	10,035,496
Ping An Insurance Group Company of China, Cl. H	1,440,000		9,260,508
Shenzhen Inovance Technology, CI. A	1,466,801	[a]	12,700,418
StarPower Semiconductor, Cl. A	95,000	[a]	4,885,865
Sungrow Power Supply, CI. A	440,900	[a]	4,213,866
Tencent Holdings	428,268		20,088,074
Tencent Music Entertainment Group, ADR	762,652	[a]	3,241,271
Wuxi Lead Intelligent Equipment	538,700	[a]	3,560,612
Yum China Holdings	308,012		12,874,902
			143,836,345
Hong Kong - 4.4%
AIA Group	1,909,200		18,652,724
India - 26.3%
Asian Paints	198,873		8,353,168
FSN E-Commerce Ventures	161,211	[a]	3,513,926
Godrej Consumer Products	516,293	[a]	5,260,025
HDFC Asset Management	140,320	[a,c]	3,708,012
HDFC Bank	787,212		14,135,045
Hindustan Unilever	364,683		10,603,528
Housing Development Finance	398,788		11,481,788
Info Edge India	218,078		13,157,386
Jubilant Foodworks	991,711	[a]	6,954,812
Marico Ltd	1,090,594		7,399,372
Maruti Suzuki India	55,078	[a]	5,521,107
PB Fintech	539,322	[a]	4,672,611

Description		Shares		Value ($)
Common Stocks - 95.9% (continued)
India - 26.3% (continued)
Tata Consultancy Services		361,062		16,614,059
				111,374,839
Japan - 2.1%
Advantest		129,900		8,943,488
Mexico - 2.5%
Wal-Mart de Mexico		3,030,083		10,740,005
Netherlands - 2.4%
ASML Holding		17,763		10,049,750
Peru - 1.2%
Credicorp		35,428	[a]	4,920,595
Philippines - .0%
GT Capital Holdings		1		10
Russia - .0%
HeadHunter Group, ADR		161,107	[d]	0
Singapore - .9%
Sea, ADR		44,773	[a]	3,705,414
South Africa - 1.4%
Clicks Group		306,035		6,025,515
South Korea - 5.4%
LG Chem		10,010		4,020,808
Samsung SDI		20,487		9,756,628
SK Hynix		104,247		9,082,284
				22,859,720
Taiwan - 6.1%
Elite Material		330,000	[a]	2,425,279
Taiwan Semiconductor Manufacturing		1,275,000		23,255,998
				25,681,277
United States - 1.4%
Livent		287,494	[a]	6,140,872
Uruguay - 2.5%
Globant		48,245	[a]	10,420,438
Total Common Stocks (cost $409,796,935)				406,011,579
	1-Day Yield (%)
Investment Companies - 3.3%
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,965,903)	0.38	13,965,903	[e]	13,965,903

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,566,093)	0.38	1,566,093	[e]	1,566,093
Total Investments (cost $425,328,931)		99.6%		421,543,575
Cash and Receivables (Net)		.4%		1,787,576
Net Assets		100.0%		423,331,151

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At April 30, 2022, the value of the fund’s securities on loan was $1,474,654 and the value of the collateral was $1,566,093. In addition, the value of collateral may include pending sales that are also on loan.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities were valued at $18,522,636 or 4.38% of net assets.

d The fund held Level 3 securities at April 30, 2022. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Semiconductors & Semiconductor Equipment	16.2
Media & Entertainment	9.5
Capital Goods	9.4
Insurance	7.7
Banks	7.2
Software & Services	7.2
Household & Personal Products	6.3
Retailing	5.8
Consumer Services	4.7
Materials	4.4
Food, Beverage & Tobacco	4.0
Food & Staples Retailing	3.9
Investment Companies	3.7
Diversified Financials	3.0
Technology Hardware & Equipment	2.9
Pharmaceuticals Biotechnology & Life Sciences	2.4
Automobiles & Components	1.3
Commercial & Professional Services	.0
99.6

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2021	Purchases ($)†	Sales ($)	Value ($) 4/30/2022	Dividends/ Distributions ($)
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.3%	18,776,343	114,393,893	(119,204,333)	13,965,903	7,496
Investment of Cash Collateral for Securities Loaned - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .4%	2,542,800	13,012,010	(13,988,717)	1,566,093	68,117	††
Total - 3.7%	21,319,143	127,405,903	(133,193,050)	15,531,996	75,613

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,474,654)—Note 1(c):
Unaffiliated issuers	409,796,935	406,011,579
Affiliated issuers	15,531,996	15,531,996
Cash denominated in foreign currency	3,480,461	3,319,740
Receivable for shares of Common Stock subscribed		873,895
Dividends and securities lending income receivable		94,057
Tax reclaim receivable—Note 1(b)		23,951
Prepaid expenses		58,360
		425,913,578
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		446,298
Liability for securities on loan—Note 1(c)		1,566,093
Payable for shares of Common Stock redeemed		472,414
Directors’ fees and expenses payable		8,563
Other accrued expenses		89,059
		2,582,427
Net Assets ($)		423,331,151
Composition of Net Assets ($):
Paid-in capital		427,241,442
Total distributable earnings (loss)		(3,910,291)
Net Assets ($)		423,331,151

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	12,888,540	4,526,540	171,204,477	234,711,594
Shares Outstanding	670,187	246,072	8,823,318	12,030,148
Net Asset Value Per Share ($)	19.23	18.40	19.40	19.51

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $238,041 foreign taxes withheld at source):
Unaffiliated issuers	2,457,632
Affiliated issuers	7,496
Income from securities lending—Note 1(c)	68,117
Interest	722
Total Income	2,533,967
Expenses:
Management fee—Note 3(a)	1,974,233
Custodian fees—Note 3(c)	218,296
Shareholder servicing costs—Note 3(c)	167,294
Professional fees	84,066
Registration fees	53,488
Directors’ fees and expenses—Note 3(d)	24,036
Distribution fees—Note 3(b)	21,030
Prospectus and shareholders’ reports	14,301
Chief Compliance Officer fees—Note 3(c)	10,209
Loan commitment fees—Note 2	4,024
Interest expense—Note 2	3,265
Miscellaneous	17,798
Total Expenses	2,592,040
Less—reduction in expenses due to undertaking—Note 3(a)	(29,684)
Net Expenses	2,562,356
Net Investment (Loss)	(28,389)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	9,458,425
Net realized gain (loss) on forward foreign currency exchange contracts	(59,502)
Net Realized Gain (Loss)	9,398,923
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(159,897,579)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,497
Net Change in Unrealized Appreciation (Depreciation)	(159,896,082)
Net Realized and Unrealized Gain (Loss) on Investments	(150,497,159)
Net (Decrease) in Net Assets Resulting from Operations	(150,525,548)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations ($):
Net investment (loss)	(28,389)	(1,614,718)
Net realized gain (loss) on investments	9,398,923	73,173,859
Net change in unrealized appreciation (depreciation) on investments	(159,896,082)	15,005,883
Net Increase (Decrease) in Net Assets Resulting from Operations	(150,525,548)	86,565,024
Distributions ($):
Distributions to shareholders:
Class A	(1,498,785)	(23,010)
Class C	(405,878)	-
Class I	(13,684,047)	(388,130)
Class Y	(19,973,811)	(1,189,305)
Total Distributions	(35,562,521)	(1,600,445)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,024,780	20,874,946
Class C	104,689	2,315,675
Class I	100,145,639	262,813,546
Class Y	35,797,478	159,533,492
Distributions reinvested:
Class A	1,494,089	21,565
Class C	405,878	-
Class I	13,644,996	385,447
Class Y	10,515,588	689,367
Cost of shares redeemed:
Class A	(10,681,096)	(6,129,929)
Class C	(525,515)	(1,056,650)
Class I	(97,659,232)	(129,124,741)
Class Y	(82,504,574)	(141,018,504)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(25,237,280)	169,304,214
Total Increase (Decrease) in Net Assets	(211,325,349)	254,268,793
Net Assets ($):
Beginning of Period	634,656,500	380,387,707
End of Period	423,331,151	634,656,500

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Capital Share Transactions (Shares):
Class Aa
Shares sold	165,287	760,594
Shares issued for distributions reinvested	61,970	831
Shares redeemed	(491,389)	(224,226)
Net Increase (Decrease) in Shares Outstanding	(264,132)	537,199
Class C
Shares sold	4,475	86,839
Shares issued for distributions reinvested	17,555	-
Shares redeemed	(24,276)	(39,751)
Net Increase (Decrease) in Shares Outstanding	(2,246)	47,088
Class Ia
Shares sold	4,325,388	9,502,139
Shares issued for distributions reinvested	561,292	14,785
Shares redeemed	(4,278,498)	(4,727,508)
Net Increase (Decrease) in Shares Outstanding	608,182	4,789,416
Class Ya
Shares sold	1,548,996	5,735,348
Shares issued for distributions reinvested	430,437	26,332
Shares redeemed	(3,405,291)	(5,255,179)
Net Increase (Decrease) in Shares Outstanding	(1,425,858)	506,501

[a]

During the period ended April 30, 2022, 93,025 Class Y shares representing $2,277,114 were exchanged for 93,500 Class I shares. During the period ended October 31, 2021, 24,191 Class Y shares representing $588,077 were exchanged for 24,442 Class A shares and 130,039 Class Y shares representing $3,578,685 were exchanged for 130,609 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2022		Year Ended October 31,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	27.52	22.23	16.25	13.86	17.79	14.24
Investment Operations:
Net investment income (loss)[a]	(.04)	(.14)	(.10)	.03	.03	(.03)
Net realized and unrealized gain (loss) on investments	(6.60)	5.48	6.43	2.48	(3.75)	3.58
Total from Investment Operations	(6.64)	5.34	6.33	2.51	(3.72)	3.55
Distributions:
Dividends from net investment income	-	(.05)	(.35)	(.12)	(.21)	-
Dividends from net realized gain on Investments	(1.65)	-	-	-	-	-
Total Distributions	(1.65)	(.05)	(.35)	(.12)	(.21)	-
Net asset value, end of period	19.23	27.52	22.23	16.25	13.86	17.79
Total Return (%)[b]	(25.34)[c]	24.04	39.62	18.28	(21.19)	25.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.29[d]	1.26	1.29	1.32	1.34	1.55
Ratio of net expenses to average net assets	1.25[d]	1.25	1.25	1.25	1.25	1.28
Ratio of net investment income (loss) to average net assets	(.31)[d]	(.51)	(.54)	.22	.16	(.17)
Portfolio Turnover Rate	29.52[c]	66.55	51.54	48.73	41.94	36.79
Net Assets, end of period ($ x 1,000)	12,889	25,711	8,826	3,795	5,109	4,117

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2022		Year Ended October 31,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	26.49	21.52	15.73	13.42	17.32	13.96
Investment Operations:
Net investment (loss)[a]	(.11)	(.35)	(.22)	(.08)	(.10)	(.15)
Net realized and unrealized gain (loss) on investments	(6.33)	5.32	6.23	2.41	(3.63)	3.51
Total from Investment Operations	(6.44)	4.97	6.01	2.33	(3.73)	3.36
Distributions:
Dividends from net investment income	-	-	(.22)	(.02)	(.17)	-
Dividends from net realized gain on Investments	(1.65)	-	-	-	-	-
Total Distributions	(1.65)	-	(.22)	(.02)	(.17)	-
Net asset value, end of period	18.40	26.49	21.52	15.73	13.42	17.32
Total Return (%)[b]	(25.58)[c]	23.09	38.61	17.35	(21.80)	24.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.03[d]	2.01	2.07	2.10	2.11	2.30
Ratio of net expenses to average net assets	2.00[d]	2.00	2.00	2.00	2.00	2.01
Ratio of net investment (loss) to average net assets	(1.02)[d]	(1.33)	(1.26)	(.51)	(.60)	(.94)
Portfolio Turnover Rate	29.52[c]	66.55	51.54	48.73	41.94	36.79
Net Assets, end of period ($ x 1,000)	4,527	6,578	4,330	3,798	4,793	3,335

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2022		Year Ended October 31,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	27.71	22.35	16.34	13.96	17.89	14.29
Investment Operations:
Net investment income (loss)[a]	(.00)[b]	(.08)	(.05)	.07	.07	.01
Net realized and unrealized gain (loss) on investments	(6.66)	5.52	6.46	2.50	(3.77)	3.59
Total from Investment Operations	(6.66)	5.44	6.41	2.57	(3.70)	3.60
Distributions:
Dividends from net investment income	-	(.08)	(.40)	(.19)	(.23)	(.00)[b]
Dividends from net realized gain on Investments	(1.65)	-	-	-	-	-
Total Distributions	(1.65)	(.08)	(.40)	(.19)	(.23)	(.00)[b]
Net asset value, end of period	19.40	27.71	22.35	16.34	13.96	17.89
Total Return (%)	(25.23)[c]	24.37	39.93	18.61	(21.01)	25.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[d]	.99	1.02	1.00	1.06	1.29
Ratio of net expenses to average net assets	1.00[d]	.99	1.00	1.00	1.00	1.02
Ratio of net investment income (loss) to average net assets	(.03)[d]	(.28)	(.27)	.47	.38	.07
Portfolio Turnover Rate	29.52[c]	66.55	51.54	48.73	41.94	36.79
Net Assets, end of period ($ x 1,000)	171,204	227,678	76,571	50,399	78,037	108,787

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2022		Year Ended October, 31
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	27.85	22.45	16.40	14.03	17.97	14.35
Investment Operations:
Net investment income (loss)[a]	.01	(.06)	(.03)	.07	.08	.03
Net realized and unrealized gain (loss) on investments	(6.70)	5.55	6.48	2.51	(3.79)	3.59
Total from Investment Operations	(6.69)	5.49	6.45	2.58	(3.71)	3.62
Distributions:
Dividends from net investment income	-	(.09)	(.40)	(.21)	(.23)	(.00)[b]
Dividends from net realized gain on Investments	(1.65)	-	-	-	-	-
Total Distributions	(1.65)	(.09)	(.40)	(.21)	(.23)	(.00)[b]
Net asset value, end of period	19.51	27.85	22.45	16.40	14.03	17.97
Total Return (%)	(25.21)[c]	24.48	40.07	18.61	(20.98)	25.27
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[d]	.90	.93	.98	.94	1.18
Ratio of net expenses to average net assets	.91[d]	.90	.93	.98	.94	1.11
Ratio of net investment income (loss) to average net assets	.04[d]	(.22)	(.19)	.47	.44	.17
Portfolio Turnover Rate	29.52[c]	66.55	51.54	48.73	41.94	36.79
Net Assets, end of period ($ x 1,000)	234,712	374,690	290,661	222,607	201,273	156,027

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Emerging Markets Fund (the “fund”) is a separate non-diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Director (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of April 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	74,704,084	331,307,495	††	0	406,011,579
Investment Companies	15,531,996	-		-	15,531,996

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Equity Securities – Common Stocks ($)
Balance as of 10/31/2021	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(2,021,893)
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3†	2,021,893
Transfers out of Level 3	-
Balance as of 4/30/2022††	0
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 4/30/2022	(2,021,893)

† Transfers into or out of Level 3 represent the value at the date of transfer. The transfers into Level 3 for the current period were due to the lack of observable inputs. The transfers out of Level 3 for the current period were due to additional observable inputs.

†† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2022, BNY Mellon earned $9,288 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund follows an investment policy of investing primarily in emerging market countries. Because the fund’s investments are concentrated in emerging market countries, the fund’s performance is expected to be closely tied to social, political and economic conditions within such countries and to be more volatile than the performance of more geographically diversified funds.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2021 was as follows: ordinary income $1,599,360 and long-term capital gains $1,085. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2021 was approximately $639,227 with a related weighted average annualized interest rate of 1.03%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets. The Adviser has contractually agreed, from November 1, 2021 through March 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses) exceed 1.00% of the value of the fund’s average daily net assets. On or after March 1, 2023, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking amounted to $29,684 during the period ended April 30, 2022.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended April 30, 2022, the Distributor retained $1,636 commissions earned on sales of the fund’s Class A shares and $1,080 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2022, Class C shares were charged $21,030 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2022, Class A and Class C shares were charged $25,853 and $7,010, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan and Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2022, the fund was charged $4,267 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ended April 30, 2022, the fund was charged $218,296 pursuant to the custody agreement.

During the period ended April 30, 2022, the fund was charged $10,209 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $277,276, Distribution Plan fees of $2,933, Shareholder Services Plan fees of $3,959, Custodian fees of $160,000, Chief Compliance Officer fees of $7,335 and Transfer Agent fees of $1,376, which are offset against an expense reimbursement currently in effect in the amount of $6,581.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward foreign currency exchange contracts (“forward contracts”), during the period ended April 30, 2022, amounted to $152,547,495 and $212,571,526, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2022 there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2022:

Average Market Value ($)
Forward contracts	1,291,715

At April 30, 2022, accumulated net unrealized depreciation on investments was $3,785,356, consisting of $64,903,361 gross unrealized appreciation and $68,688,717 gross unrealized depreciation.

At April 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2-3, 2022, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Newton Investment Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including that there are no soft dollar arrangements in place for the fund) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of institutional emerging markets funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional emerging markets funds (the “Performance Universe”), all for various periods ended December 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional emerging markets funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians and ranked in the first quartile for all periods, except the one-year period when it was below both medians. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in four of the seven calendar years shown. The Board noted that the fund had a five star rating for all periods and a five star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group and the Expense Universe median actual management fees and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the fund’s average daily net assets.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Global Emerging Markets Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Newton Investment Management Limited
160 Queen Victoria Street,
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DGEAX Class C: DGECX Class I: DGIEX Class Y: DGEYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6243SA0422

BNY Mellon Yield Enhancement Strategy Fund

SEMI-ANNUAL REPORT April 30, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2021, through April 30, 2022, as provided by Jeffrey M. Mortimer, CFA, Portfolio Manager

Effective June 15, 2022, Jeffrey Mortimer no longer serves as a portfolio manager of the fund and Anthony Mastrocola and Lisa M. Sampson serve as the fund’s primary portfolio managers responsible for investment allocation decisions.

Market and Fund Performance Overview

For the six-month period ended April 30, 2022, the BNY Mellon Yield Enhancement Strategy Fund’s (the “fund”) Class A shares produced a total return of −6.76%, Class C shares returned −7.07%, Class I shares returned −6.53% and Class Y shares returned −6.51%.1 In comparison, the Lipper Alternative Credit Focus Funds Index (the “Index”) produced a total return of −5.38% for the same period, and the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Agg Index”) produced a total return of −9.47% for the same period.2

Bond prices declined sharply and broadly during the period, coming under pressure from rapidly rising inflationary pressures, increasing yields and an increasingly hawkish monetary stance by the U.S. Federal Reserve (the “Fed”). The fund underperformed the Index, primarily due to the performance of its underlying funds and allocations to municipal bonds and emerging-markets debt.

The Fund’s Investment Approach

The fund seeks high current income. To pursue its goal, it normally allocates its assets across fixed-income investment strategies. The fund is designed to complement and diversify traditional bond portfolios. The fund normally allocates its assets among other investment companies (underlying funds) that employ various fixed-income investment strategies, including those focusing on domestic and foreign corporate bonds, high yield securities (“junk” bonds), senior loans, emerging-markets debt, municipal securities and Treasury inflation-protected securities (TIPS).

BNY Mellon Investment Adviser, Inc. determines the fund’s asset allocation to the fixed-income investment strategies and sets the investment ranges using fundamental and quantitative analysis and its economic and financial markets outlook. Underlying funds are selected based on their investment objectives and management policies, investment strategies and portfolio holdings, risk/reward profiles, historical performance and other factors. As of April 30, 2022, the fund held investments in: BNY Mellon Corporate Bond Fund, BNY Mellon Municipal Opportunities Fund, BNY Mellon Floating Rate Income Fund, BNY Mellon High Yield Fund, BNY Mellon Global Dynamic Bond Income Fund and TCW Emerging Markets Income Fund.

Rising Interest Rates Pressure Bond Returns

Global bond investors faced turbulent geopolitical, macroeconomic and market conditions during the reporting period. Inflationary pressures increased early in the period due to pandemic-related government stimulus and accommodative monetary policies, along with rising commodity prices and supply-chain bottlenecks. These pressures intensified in February 2022 when Russia attacked Ukraine, causing already elevated energy and

2

commodity prices to spike higher. Outbreaks of the Omicron variant of COVID-19 led to lockdowns of varying severity and duration across the globe, particularly in China, interrupting economic activity while adding to supply-chain strains and further exacerbating inflation. Despite the risks to growth from war and pandemic, central banks felt compelled to act to try to curb inflation. Numerous rate increases took place globally, and many more were priced in by financial markets. Several central banks also began the process of quantitative tightening. These conditions produced a distinctly unfavorable backdrop for bonds, which fell sharply in value, with no real safe havens. International bond prices were further undermined in U.S. dollar terms by the rising value of the U.S. dollar relative to most of the world’s currencies.

Manager Selection Determined Fund Performance

The fund’s performance relative to the Index during the reporting period was primarily determined by the selection of underlying funds. Several of the underlying funds underperformed their respective benchmarks amid the market turmoil that prevailed during the period. The most notably underperforming underlying funds included the BNY Mellon Corporate Bond Fund and the BNY Mellon Municipal Opportunities Fund, both of which were among the fund’s strongest performers during the prior period. From an allocation perspective, overweight exposure to municipal bonds and emerging-markets bonds through BNY Mellon Municipal Opportunities Fund and TCW Emerging Markets Income Fund further detracted from the fund’s performance relative to the Index. One bright spot was the fund’s opportunistic exposure to BNY Mellon Global Dynamic Bond Income Fund, which produced higher total returns than the fund, although it did trail its benchmark.

Inflation Remains the Market’s Driver

While we see indications that inflation may be nearing its peak, significant challenges clearly remain in place. A key question currently facing fixed-income markets is how central banks will react if inflation does plateau or begin to recede. On a more positive note, markets appear to be pricing in more realistic expectations of upcoming central bank tightening; spreads have widened; and nominal yields have backed up significantly. Accordingly, we believe valuations have grown more attractive among bond markets, with pricing currently much closer to fair value than six months ago, and that the fund remains well positioned to

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

provide fixed-income investors with attractive diversification and yield advantages. Accordingly, as of the end of the period, we have kept the fund’s allocations unchanged.

May 16, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charges. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Past performance is no guarantee of future results.

² Source: Lipper Inc. — The Bloomberg U.S. Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). The Lipper Alternative Credit Focus Funds Index consists of funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling trying to benefit from any changes in credit quality, credit spreads and market liquidity. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Municipal income may be subject to state and local taxes. Capital gains, if any, are taxable.

Inflation-linked bonds (ILBs) issued by a government are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation; ILBs decline in value when real interest rates rise. Treasury Inflation-Protected Securities (TIPS) are ILBs issued by the U.S. Government.

Mortgage-backed securities: Ginnie Maes and other securities backed by the full faith and credit of the United States Government are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Privately issued mortgage-related securities also are subject to credit risks associated with the underlying mortgage properties. These securities may be more volatile and less liquid than more traditional, government backed debt securities.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. These risks are generally greater with emerging-market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

The underlying funds’ underlying strategies may use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The ability of the fund to achieve its investment goal depends, in part, on the ability of BNY Mellon Investment Adviser, Inc. to effectively allocate the fund’s assets among the investment strategies and the underlying funds.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Yield Enhancement Strategy Fund from November 1, 2021 to April 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.83	$5.98	$.58	$.43
Ending value (after expenses)	$932.40	$929.30	$934.70	$934.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.96	$6.26	$.60	$.45
Ending value (after expenses)	$1,021.87	$1,018.60	$1,024.20	$1,024.35
†

Expenses are equal to the fund’s annualized expense ratio of .59% for Class A, 1.25% for Class C, .12% for Class I and .09% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2022 (Unaudited)

Description	Shares		Value ($)
Investment Companies - 99.8%
Domestic Fixed Income - 47.8%
BNY Mellon Corporate Bond Fund, Cl. M	2,364,112	[a]	28,582,117
BNY Mellon Floating Rate Income Fund, Cl. Y	5,113,061	[a]	57,368,544
BNY Mellon High Yield Fund, Cl. I	6,618,769	[a]	36,734,165
			122,684,826
Foreign Fixed Income - 14.9%
BNY Mellon Global Dynamic Bond Income Fund, Cl. Y	2,382,454	[a]	27,064,681
TCW Emerging Markets Income Fund, Cl. I	1,673,656		11,079,602
			38,144,283
Municipal Bond - 37.1%
BNY Mellon Municipal Opportunities Fund, Cl. M	7,626,872	[a]	95,259,632
Total Investments (cost $268,614,816)	99.8%		256,088,741
Cash and Receivables (Net)	.2%		450,360
Net Assets	100.0%		256,539,101

a Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Investment Companies	99.8
99.8

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2021	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Domestic Fixed Income - 47.8%
BNY Mellon Corporate Bond Fund, Cl. M - 11.1%	31,617,001	2,142,177	(1,614,593)	(84,934)
BNY Mellon Floating Rate Income Fund, Cl. Y - 22.4%	57,545,798	4,229,973	(3,229,184)	(35,855)
BNY Mellon High Yield Fund, Cl. I - 14.3%	39,697,314	4,632,909	(3,884,160)	(144,697)

6

Description	Value ($) 10/31/2021	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
Foreign Fixed Income - 10.6%
BNY Mellon Global Dynamic Bond Income Fund, Cl. Y - 10.6%	28,798,784	1,661,416	(974,848)	(33,040)
Municipal Bond - 37.1%
BNY Mellon Municipal Opportunities Fund, Cl. M - 37.1%	109,036,807	1,483,909	(4,691,456)	(7,708)
Total - 95.5%	266,695,704	14,150,384	(14,394,241)	(306,234)

Description	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 4/30/2022	Dividends/ Distributions ($)
Domestic Fixed Income - 47.8%
BNY Mellon Corporate Bond Fund, Cl. M - 11.1%	(3,477,534)	28,582,117	658,177
BNY Mellon Floating Rate Income Fund, Cl. Y - 22.4%	(1,142,188)	57,368,544	1,261,974
BNY Mellon High Yield Fund, Cl. I - 14.3%	(3,567,201)	36,734,165	1,051,455
Foreign Fixed Income - 10.6%
BNY Mellon Global Dynamic Bond Income Fund, Cl. Y - 10.6%	(2,387,631)	27,064,681	765,416
Municipal Bond - 37.1%
BNY Mellon Municipal Opportunities Fund, Cl. M - 37.1%	(10,561,920)	95,259,632	1,470,137
Total - 95.5%	(21,136,474)	245,009,139	5,207,159

† Includes reinvested dividends/distributions.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	13,579,514	11,079,602
Affiliated issuers	255,035,302	245,009,139
Cash		946,972
Dividends and interest receivable		500,697
Receivable for shares of Common Stock subscribed		23,793
Prepaid expenses		41,129
		257,601,332
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		6,960
Payable for shares of Common Stock redeemed		510,611
Payable for investment securities purchased		500,240
Directors’ fees and expenses payable		2,508
Other accrued expenses		41,912
		1,062,231
Net Assets ($)		256,539,101
Composition of Net Assets ($):
Paid-in capital		292,984,609
Total distributable earnings (loss)		(36,445,508)
Net Assets ($)		256,539,101

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	348,787	189,926	10,623,542	245,376,846
Shares Outstanding	30,757	16,764	934,385	21,599,853
Net Asset Value Per Share ($)	11.34	11.33	11.37	11.36

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	272,712
Affiliated issuers	4,449,697
Total Income	4,722,409
Expenses:
Professional fees	40,853
Registration fees	37,985
Directors’ fees and expenses—Note 3(d)	12,692
Prospectus and shareholders’ reports	8,413
Chief Compliance Officer fees—Note 3(c)	8,167
Shareholder servicing costs—Note 3(c)	3,610
Distribution fees—Note 3(b)	612
Custodian fees—Note 3(c)	524
Loan commitment fees—Note 2	103
Miscellaneous	10,972
Total Expenses	123,931
Net Investment Income	4,598,478
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	(83,919)
Affiliated issuers	(306,234)
Capital gain distributions from affiliated issuers	757,462
Net Realized Gain (Loss)	367,309
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(2,077,799)
Affiliated issuers	(21,136,474)
Net Change in Unrealized Appreciation (Depreciation)	(23,214,273)
Net Realized and Unrealized Gain (Loss) on Investments	(22,846,964)
Net (Decrease) in Net Assets Resulting from Operations	(18,248,486)

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations ($):
Net investment income	4,598,478	9,786,432
Net realized gain (loss) on investments	367,309	(207,549)
Net change in unrealized appreciation (depreciation) on investments	(23,214,273)	8,022,969
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,248,486)	17,601,852
Distributions ($):
Distributions to shareholders:
Class A	(5,925)	(14,031)
Class C	(1,534)	(1,004)
Class I	(187,772)	(353,212)
Class Y	(4,495,564)	(9,531,286)
Total Distributions	(4,690,795)	(9,899,533)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	128,180	25,937
Class C	100,000	81,000
Class I	4,189,472	6,765,723
Class Y	25,144,744	23,148,072
Distributions reinvested:
Class A	4,682	11,739
Class C	1,262	430
Class I	175,552	337,227
Class Y	273,801	605,066
Cost of shares redeemed:
Class A	(168,318)	(198,510)
Class I	(3,893,271)	(6,115,731)
Class Y	(27,188,423)	(76,248,011)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(1,232,319)	(51,587,058)
Total Increase (Decrease) in Net Assets	(24,171,600)	(43,884,739)
Net Assets ($):
Beginning of Period	280,710,701	324,595,440
End of Period	256,539,101	280,710,701

10

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Capital Share Transactions (Shares):
Class A
Shares sold	10,901	2,085
Shares issued for distributions reinvested	385	950
Shares redeemed	(14,302)	(16,015)
Net Increase (Decrease) in Shares Outstanding	(3,016)	(12,980)
Class C
Shares sold	8,137	6,488
Shares issued for distributions reinvested	105	34
Net Increase (Decrease) in Shares Outstanding	8,242	6,522
Class Ia
Shares sold	346,912	544,878
Shares issued for distributions reinvested	14,445	27,179
Shares redeemed	(323,538)	(492,646)
Net Increase (Decrease) in Shares Outstanding	37,819	79,411
Class Ya
Shares sold	2,085,845	1,860,321
Shares issued for distributions reinvested	22,560	48,862
Shares redeemed	(2,272,052)	(6,155,873)
Net Increase (Decrease) in Shares Outstanding	(163,647)	(4,246,690)

[a]

During the period ended April 30, 2022, 275,002 Class Y shares representing $3,319,122 were exchanged for 274,763 Class I shares and during the period ended October 31, 2021, 416,257 Class Y shares representing $5,162,532 were exchanged for 415,878 Class I shares.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	April 30, 2022	Year Ended October 31,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.34	12.06	12.29	12.02	12.39	12.32
Investment Operations:
Net investment income[a]	.18	.36	.42	.49	.45	.45
Net realized and unrealized gain (loss) on investments	(1.00)	.28	(.21)	.27	(.35)	.07
Total from Investment Operations	(.82)	.64	.21	.76	.10	.52
Distributions:
Dividends from net investment income	(.18)	(.36)	(.44)	(.49)	(.47)	(.45)
Net asset value, end of period	11.34	12.34	12.06	12.29	12.02	12.39
Total Return (%)[b]	(6.76)[c]	5.30	1.75	6.47	.83	4.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.59[e]	.53	.49	.47	.38	.41
Ratio of net investment income to average net assets[d]	2.89[e]	2.88	3.47	4.19	3.67	3.63
Portfolio Turnover Rate	5.53[c]	10.58	8.41	21.45	22.78	10.47
Net Assets, end of period ($ x 1,000)	349	417	564	585	1,027	428

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amount does not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

12

Six Months Ended
Class C Shares	April 30, 2022	Year Ended October 31,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.33	12.05	12.29	12.02	12.40	12.31
Investment Operations:
Net investment income[a]	.12	.24	.34	.40	.35	.35
Net realized and unrealized gain (loss) on investments	(.98)	.33	(.21)	.29	(.35)	.05
Total from Investment Operations	(.86)	.57	.13	.69	-	.40
Distributions:
Dividends from net investment income	(.14)	(.29)	(.37)	(.42)	(.38)	(.31)
Net asset value, end of period	11.33	12.33	12.05	12.29	12.02	12.40
Total Return (%)[b]	(7.07)[c]	4.73	1.10	5.84	.02	3.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.25[e]	1.23	1.11	1.12	1.26	1.37
Ratio of net investment income to average net assets[d]	2.01[e]	2.02	2.88	3.32	2.84	2.90
Portfolio Turnover Rate	5.53[c]	10.58	8.41	21.45	22.78	10.47
Net Assets, end of period ($ x 1,000)	190	105	24	25	24	25

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amount does not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	April 30, 2022	Year Ended October 31,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.37	12.09	12.32	12.05	12.41	12.34
Investment Operations:
Net investment income[a]	.20	.40	.47	.53	.48	.47
Net realized and unrealized gain (loss) on investments	(.99)	.29	(.22)	.27	(.33)	.08
Total from Investment Operations	(.79)	.69	.25	.80	.15	.55
Distributions:
Dividends from net investment income	(.21)	(.41)	(.48)	(.53)	(.51)	(.48)
Net asset value, end of period	11.37	12.37	12.09	12.32	12.05	12.41
Total Return (%)	(6.53)[b]	5.74	2.13	6.85	1.20	4.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.12[d]	.11	.11	.09	.08	.11
Ratio of net investment income to average net assets[c]	3.36[d]	3.23	3.85	4.34	3.99	3.85
Portfolio Turnover Rate	5.53[b]	10.58	8.41	21.45	22.78	10.47
Net Assets, end of period ($ x 1,000)	10,624	11,095	9,877	9,804	9,264	5,742

a Based on average shares outstanding.

b Not annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

14

Six Months Ended
Class Y Shares	April 30, 2022	Year Ended October 31,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	12.36	12.08	12.31	12.04	12.40	12.33
Investment Operations:
Net investment income[a]	.20	.41	.48	.53	.50	.50
Net realized and unrealized gain (loss) on investments	(.99)	.28	(.22)	.28	(.35)	.06
Total from Investment Operations	(.79)	.69	.26	.81	.15	.56
Distributions:
Dividends from net investment income	(.21)	(.41)	(.49)	(.54)	(.51)	(.49)
Net asset value, end of period	11.36	12.36	12.08	12.31	12.04	12.40
Total Return (%)	(6.51)[b]	5.78	2.18	6.89	1.23	4.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.09[d]	.08	.06	.06	.05	.05
Ratio of net investment income to average net assets[c]	3.39[d]	3.33	3.96	4.39	4.06	4.11
Portfolio Turnover Rate	5.53[b]	10.58	8.41	21.45	22.78	10.47
Net Assets, end of period ($ x 1,000)	245,377	269,094	314,130	409,982	420,265	456,703

a Based on average shares outstanding.

b Not annualized.

c Amount does not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Yield Enhancement Strategy Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek high current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

16

As of April 30, 2022, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 2,000 Class A shares and 2,000 Class C shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Investment Companies	256,088,741	-	-	256,088,741

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different

18

country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the fund did not incur any interest or penalties.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended October 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $19,804,019 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2021. The fund has $2,871,254 of short-term capital losses and $16,932,765 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2021 was as follows: ordinary income $6,985,107 and tax-exempt income $2,914,426. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, there is no management fee paid to the Adviser. The fund may invest in other affiliated mutual funds advised by the Adviser and unaffiliated open-end funds, closed-end funds and exchange-traded funds. All fees and expenses

20

of the underlying funds are reflected in the underlying fund’s net asset value.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended April 30, 2022, Class C shares were charged $612 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2022, Class A and Class C shares were charged $499 and $204, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2022, the fund was charged $1,645 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2022, the fund was charged $524 pursuant to the custody agreement.

During the period ended April 30, 2022, the fund was charged $8,167 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees of $119, Shareholder Services Plan fees of $112, Custodian fees of $320, Chief Compliance Officer fees of $5,868 and Transfer Agent fees of $541.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2022, amounted to $15,101,457 and $15,055,740, respectively.

At April 30, 2022, accumulated net unrealized depreciation on investments was $12,526,075, consisting of gross unrealized depreciation.

At April 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2-3, 2022, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class Y shares with the performance of two institutional alternative credit focus funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional alternative credit focus funds (the “Performance Universe”), all for various periods ended December 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional alternative credit focus funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available

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INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was at the Performance Group median for all periods, except the two-year period when it was below the median, and above the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was above the Performance Group median for all periods, except for one year when it was at the median, and above the Performance Universe median for all of the one-year periods ended December 31st. It was noted that there were only one or two other funds in the Performance Group, depending on the period. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in each of the seven calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board considered that the fund pays management fees only at the underlying fund (acquired funds) level, so that the contractual and actual management fees of the fund were zero. The Board noted that the fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Adviser or its affiliates. The Board reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s total expenses, before and after including underlying fund (acquired funds) fees and expenses were equal to the Expense Group median and slightly lower than the Expense Universe median total expenses. It was noted that there were only two other funds in the Expense Group and three other funds in the Expense Universe.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees and total expenses of the one fund advised by the Adviser that is in the same Lipper category as the fund. Since the fund does not pay any management fees directly to the Adviser, the Board did not consider this information relevant to its consideration of the Agreement. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit.

24

Since the fund pays no fees to the Adviser under the Agreement, the Board did not consider profitability or economies of scale with respect to the fund relevant to its consideration of the Agreement.

The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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29

For More Information

BNY Mellon Yield Enhancement Strategy Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DABMX Class C: DABLX Class I: DABKX Class Y: DABJX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6327SA0422

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds II, Inc.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: June 17, 2022

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 17, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)